Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type, consistent with our classification of how we manage, monitor, and measure the portfolio. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our consolidated balance sheets.
The net holding period gains (losses) reported below represent the inception-to-date changes in fair value of the securities. The changes in the net holding period gains (losses) between periods for the hybrid securities and equity securities are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2019
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$13,100.7	$194.1	$(43.7)	$0	$13,251.1	33.7%
State and local government obligations	1,686.0	30.0	(2.7)	0	1,713.3	4.4
Corporate debt securities	6,860.3	206.6	(0.5)	1.3	7,067.7	18.0
Residential mortgage-backed securities	625.0	4.5	(2.0)	0	627.5	1.6
Commercial mortgage-backed securities	5,020.7	61.5	(6.0)	0	5,076.2	12.9
Other asset-backed securities	5,164.7	16.2	(1.4)	0	5,179.5	13.2
Redeemable preferred stocks	185.7	4.1	(1.3)	6.5	195.0	0.5
Total fixed maturities	32,643.1	517.0	(57.6)	7.8	33,110.3	84.3
Short-term investments	1,798.8	0	0	0	1,798.8	4.6
Total available-for-sale securities	34,441.9	517.0	(57.6)	7.8	34,909.1	88.9
Equity securities:
Nonredeemable preferred stocks	971.3	0	0	67.6	1,038.9	2.7
Common equities	1,125.5	0	0	2,180.8	3,306.3	8.4
Total equity securities	2,096.8	0	0	2,248.4	4,345.2	11.1
Total portfolio[1,2]	$36,538.7	$517.0	$(57.6)	$2,256.2	$39,254.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2018
Fixed maturities:
U.S. government obligations	$9,897.4	$71.2	$(52.1)	$0	$9,916.5	29.5%
State and local government obligations	1,654.6	7.3	(12.8)	0	1,649.1	4.9
Corporate debt securities	8,808.5	13.6	(125.3)	(2.5)	8,694.3	25.9
Residential mortgage-backed securities	733.5	6.0	(5.1)	0	734.4	2.2
Commercial mortgage-backed securities	3,332.8	7.8	(39.0)	0	3,301.6	9.8
Other asset-backed securities	3,585.4	3.6	(11.8)	0.1	3,577.3	10.7
Redeemable preferred stocks	243.7	5.9	(3.5)	(7.8)	238.3	0.7
Total fixed maturities	28,255.9	115.4	(249.6)	(10.2)	28,111.5	83.7
Short-term investments	1,795.9	0	0	0	1,795.9	5.4
Total fixed maturities and short-term	30,051.8	115.4	(249.6)	(10.2)	29,907.4	89.1
Equity securities:
Nonredeemable preferred stocks	1,002.6	0	0	31.3	1,033.9	3.1
Common equities	1,148.9	0	0	1,477.2	2,626.1	7.8
Total equity securities	2,151.5	0	0	1,508.5	3,660.0	10.9
Total available-for-sale portfolio[1,2]	$32,203.3	$115.4	$(249.6)	$1,498.3	$33,567.4	100.0%

[1] Our portfolio reflects the effect of net unsettled security transactions; at December 31, 2019, $11.9 million was included in “other liabilities,” compared to $5.9 million at December 31, 2018.
[2] The total fair value of the portfolio at December 31, 2019 and 2018 included $3.2 billion and $2.9 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities	Included in our fixed maturities are hybrid securities, which are reported at fair value at December 31:

(millions)	2019	2018
Fixed Maturities:
State and local government obligations	$3.5	$3.6
Corporate debt securities	91.2	158.9
Other asset-backed securities	2.6	4.5
Redeemable preferred stocks	92.1	77.7
Total hybrid securities	$189.4	$244.7

Composition of Fixed Maturities by Maturity	The composition of fixed maturities by maturity at December 31, 2019, was:

(millions)	Cost	Fair Value
Less than one year	$6,700.1	$6,712.6
One to five years	16,898.3	17,158.4
Five to ten years	9,010.8	9,203.9
Ten years or greater	33.9	35.4
Total	$32,643.1	$33,110.3

Gross Unrealized Losses by Major Security	The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2019
U.S. government obligations	23	$5,152.4	$(43.7)	19	$5,057.2	$(43.6)	4	$95.2	$(0.1)
State and local government obligations	67	314.3	(2.7)	52	287.5	(2.6)	15	26.8	(0.1)
Corporate debt securities	16	247.6	(0.5)	12	191.4	(0.5)	4	56.2	0
Residential mortgage-backed securities	41	292.8	(2.0)	12	163.7	(0.9)	29	129.1	(1.1)
Commercial mortgage-backed securities	98	1,742.4	(6.0)	79	1,400.0	(5.3)	19	342.4	(0.7)
Other asset-backed securities	61	1,000.6	(1.4)	43	938.5	(0.9)	18	62.1	(0.5)
Redeemable preferred stocks	1	11.2	(1.3)	0	0	0	1	11.2	(1.3)
Total fixed maturities	307	$8,761.3	$(57.6)	217	$8,038.3	$(53.8)	90	$723.0	$(3.8)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2018
U.S. government obligations	51	$4,438.0	$(52.1)	2	$126.6	$(0.1)	49	$4,311.4	$(52.0)
State and local government obligations	299	972.4	(12.8)	49	192.7	(0.3)	250	779.7	(12.5)
Corporate debt securities	368	6,723.3	(125.3)	133	2,613.3	(33.4)	235	4,110.0	(91.9)
Residential mortgage-backed securities	228	450.2	(5.1)	32	248.8	(0.8)	196	201.4	(4.3)
Commercial mortgage-backed securities	140	2,328.5	(39.0)	48	741.2	(8.9)	92	1,587.3	(30.1)
Other asset-backed securities	203	2,691.3	(11.8)	84	1,551.7	(3.2)	119	1,139.6	(8.6)
Redeemable preferred stocks	3	48.5	(3.5)	1	18.9	(0.6)	2	29.6	(2.9)
Total fixed maturities	1,292	$17,652.2	$(249.6)	349	$5,493.2	$(47.3)	943	$12,159.0	$(202.3)

OTTI Credit Losses Recognized in Earnings	The following table shows the rollforward activity for 2017:

(millions)	Total
Total at December 31, 2016	$11.5
Credit losses for which an OTTI was not previously recognized	0.4
Reductions for securities sold/matured	(11.2)
Change in recoveries of future cash flows expected to be collected[1]	(0.2)
Total at December 31, 2017	$0.5
[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.

Components of Net Realized Gains (Losses)	The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2019	2018	2017
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$164.4	$6.7	$6.2
State and local government obligations	6.1	9.5	10.5
Corporate and other debt securities	100.1	2.4	20.3
Residential mortgage-backed securities	0.2	0	23.8
Commercial mortgage-backed securities	8.1	2.0	4.9
Other asset-backed securities	0.8	0.1	0.3
Redeemable preferred stocks	2.2	4.5	8.5
Total available-for-sale securities	281.9	25.2	74.5
Equity securities:
Nonredeemable preferred stocks	36.2	4.1	58.4
Common equities	61.7	286.6	43.0
Total equity securities	97.9	290.7	101.4
Subtotal gross realized gains on security sales	379.8	315.9	175.9
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(20.4)	(98.7)	(28.7)
State and local government obligations	(0.7)	(2.9)	(0.1)
Corporate and other debt securities	(7.9)	(10.4)	(5.1)
Residential mortgage-backed securities	(2.3)	(0.1)	(0.4)
Commercial mortgage-backed securities	(2.2)	(6.3)	(5.3)
Other asset-backed securities	(0.1)	(1.1)	(0.4)
Redeemable preferred stocks	(0.4)	(0.1)	(6.4)
Short-term investments	0	0	(0.2)
Total available-for-sale securities	(34.0)	(119.6)	(46.6)
Equity securities:
Nonredeemable preferred stocks	(3.2)	(3.9)	(5.9)
Common equities	(8.0)	(21.7)	(12.2)
Total equity securities	(11.2)	(25.6)	(18.1)
Subtotal gross realized losses on security sales	(45.2)	(145.2)	(64.7)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	144.0	(92.0)	(22.5)
State and local government obligations	5.4	6.6	10.4
Corporate and other debt securities	92.2	(8.0)	15.2
Residential mortgage-backed securities	(2.1)	(0.1)	23.4
Commercial mortgage-backed securities	5.9	(4.3)	(0.4)
Other asset-backed securities	0.7	(1.0)	(0.1)
Redeemable preferred stocks	1.8	4.4	2.1
Short-term investments	0	0	(0.2)
Total available-for-sale securities	247.9	(94.4)	27.9
Equity securities:
Nonredeemable preferred stocks	33.0	0.2	52.5
Common equities	53.7	264.9	30.8
Total equity securities	86.7	265.1	83.3
Litigation settlements and other gains (losses)	0	0	1.2
Subtotal net realized gains (losses) on security sales	334.6	170.7	112.4
Net holding period gains (losses)
Hybrid securities	18.0	(10.4)	(1.6)
Equity securities	739.9	(497.5)	0
Subtotal net holding period gains (losses)	757.9	(507.9)	(1.6)
Other-than-temporary impairment losses
Fixed maturities:
Commercial mortgage-backed securities	0	0	(0.4)
Total fixed maturities	0	0	(0.4)
Equity securities:
Common equities	0	0	(11.2)
Subtotal investment other-than-temporary impairment losses	0	0	(11.6)
Other asset impairment	(63.3)	(68.3)	(49.6)
Subtotal other-than-temporary impairment losses	(63.3)	(68.3)	(61.2)
Total net realized gains (losses) on securities	$1,029.2	$(405.5)	$49.6

Components of Equity Realized Gains (Losses)	The following table reflects our holding period realized gains (losses) on equity securities recognized for the respective years ended December 31, for equity securities held at the respective year end: <table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:100%;border-collapse:collapse;text-align:left;"><tr><td colspan="7" rowspan="1"></td></tr><tr><td style="width:84%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:6%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> (millions) </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2019 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 2018 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Total net gains (losses) recognized during the period on equity securities </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 826.6 </td><td style="vertical-align:bottom;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (232.4 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td></tr><tr><td style="vertical-align:bottom;background-color:#e5e5e5;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Less: Net gains (losses) recognized on equity securities sold during the period </td><td colspan="2" style="vertical-align:bottom;background-color:#e5e5e5;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 86.7 </td><td style="vertical-align:bottom;background-color:#e5e5e5;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;border-bottom:1px solid #000000;background-color:#e5e5e5;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 265.1 </td><td style="vertical-align:bottom;border-bottom:1px solid #000000;background-color:#e5e5e5;" rowspan="1" colspan="1"> <br clear="none"/> </td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> Net holding period gains (losses) recognized during the period on equity securities held at period end </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> 739.9 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;border-top:1px solid #000000;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> (497.5 </td><td style="vertical-align:bottom;border-bottom:3px double #000000;padding-right:2px;padding-top:2px;padding-bottom:2px;border-top:1px solid #000000;" rowspan="1" colspan="1"> ) </td></tr></table> Note: Comparative disclosure for 2017 is not meaningful.
Components of Net Investment Income	The components of net investment income for the years ended December 31, were:

(millions)	2019	2018	2017
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$268.6	$196.8	$72.7
State and local government obligations	36.5	37.7	51.5
Foreign government obligations	0	0	0.3
Corporate debt securities	268.9	217.9	125.2
Residential mortgage-backed securities	21.6	27.6	34.7
Commercial mortgage-backed securities	150.1	93.9	79.6
Other asset-backed securities	117.3	75.7	47.1
Redeemable preferred stocks	19.0	12.3	11.8
Total fixed maturities	882.0	661.9	422.9
Short-term investments	41.7	52.9	37.8
Total available-for-sale securities	923.7	714.8	460.7
Equity securities:
Nonredeemable preferred stocks	61.8	45.9	44.1
Common equities	56.5	59.8	58.3
Total equity securities	118.3	105.7	102.4
Investment income	1,042.0	820.5	563.1
Investment expenses	(24.6)	(24.3)	(23.9)
Net investment income	$1,017.4	$796.2	$539.2